Deferred Lease Credits (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Deferred Lease Credits
Long-term deferred credits	$ 29,707		$ 29,707		$ 13,034
Deferred rent amortization	$ 3,875	$ 2,292	$ (16,673)	$ 4,584